Leasehold Land	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Leasehold land
5	Leasehold land

Total
US$’000
Cost
At 1 January 2017	5,389
Currency translation difference	233
At 31 December 2017	5,622
Currency translation difference	(95)
At 31 December 2018	5,527

Accumulated amortization
At 1 January 2017	379
Amortization of the year	199
Currency translation difference	22
At 31 December 2017	600
Amortization of the year	213
Currency translation difference	(14)
At 31 December 2018	799

Carrying amounts
At 1 January 2017	5,010
At 31 December 2017	5,022
At 31 December 2018	4,728

The Group’s leasehold land which was acquired from an affiliate of the Singapore Government, is pledged to secure the Group’s term loan and some of the trust receipts facilities (Note 20).